Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segmental analysis
Total revenue	£ 11,798	£ 7,435
Retail Banking
Segmental analysis
Total revenue	3,420	2,766
Private Banking
Segmental analysis
Total revenue	968	513
Commercial & Institutional
Segmental analysis
Total revenue	5,014	3,096
Central Items and other
Segmental analysis
Total revenue	2,396	1,060
Operating segment
Segmental analysis
Total revenue	11,798	7,435
Operating segment | Retail Banking
Segmental analysis
Total revenue	3,419	2,766
Operating segment | Private Banking
Segmental analysis
Total revenue	550	407
Operating segment | Commercial & Institutional
Segmental analysis
Total revenue	5,734	3,020
Operating segment | Central Items and other
Segmental analysis
Total revenue	2,095	1,242
Inter-segmental | Retail Banking
Segmental analysis
Total revenue	(1)
Inter-segmental | Private Banking
Segmental analysis
Total revenue	(418)	(106)
Inter-segmental | Commercial & Institutional
Segmental analysis
Total revenue	720	(76)
Inter-segmental | Central Items and other
Segmental analysis
Total revenue	£ (301)	£ 182